MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
	December 31,	June 30,
	2023	2024
Level 2 securities:
U.S government and agency bonds	2,583	1,612
Other foreign government bonds	1,946	1,974
Corporate bonds*	15,942	11,326
Total	20,471	14,912

* Investments in Corporate bonds rated A or higher.

Schedule of Summary of Changes in Fair Value of Marketable Securities
	Marketable securities
	For the year ended	For the six months
	December 31, 2023	ended June 30, 2024

Balance at beginning of the period	$8,678	$20,471
Additions	23,164	-
Sale or maturity	(11,807)	(5,646)
Changes in fair value during the period	436	87
Balance at end of the period	$20,471	$14,912

Schedule of Debt Securities
Market value
June 30,
2024
Due within one year	$14,912